UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-11
                                               --------
Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       RCF Management L.L.C.
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Address:    1400 Sixteenth Street, Suite 200
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            Denver, CO 80202
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Form 13F File Number:   28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Sherri Croasdale
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Title:      Chief Financial Officer
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Phone:      (631) 692-9111
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Signature, Place, and Date of Signing:

      /s/ Sherri Croasdale                Huntington, NY              4/5/12
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28- None
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[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     11
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Form 13F Information Table Value Total:     $ 335,888
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number     Name

        28- None
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

                                                        Value    SHRS or         PUT/   Investment  Other           Voting
Name of Issuer            Title of Class   CUSIP      (x$1000)   PRN AMT  SH/PRN CALL   Discretion Manager  Sole    Shared  None
AURICO GOLD INC           common shares    05155C105         599    74805 SH            Sole                  74805
ALEXCO RESOURCE CORP      common shares    01535P106         300    44100 SH            Sole                  44100
AURIZON MINES LTD         common shares    05155P106         410    83100 SH            Sole                  83100
BRIGUS GOLD CORP          common shares    109490102         179   185750 SH            Sole                 185750
CLAUDE RESOURCES INC      common shares    182873109         404   306000 SH            Sole                 306000
MINEFINDERS CORP          common shares    602900102         246    23250 SH            Sole                  23250
NEW GOLD INC              common shares    644535106         706    70000 SH            Sole                  70000
RICHMONT MINES INC        common shares    76547T106         355    33000 SH            Sole                  33000
ALLIED NEVADA GOLD CORP   common shares    019344100         660    21800 SH            Sole                  21800
AUGUSTA RESOURCE CORP     Common Shares    050912203          53    17000 SH            Sole                  17000
Molycorp Inc              common shares    608753109      331976 13843863 SH            Sole               13843863